Other Noncurrent Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Other Noncurrent Assets
Schedule of other noncurrent assets

	June 30,2015	December 31,2014
	(in thousands)
Deferred financing costs	$33,483	$37,807
Field inventory	5,911	5,713
Other	166	211

Other noncurrent assets	$39,560	$43,731

	At December 31,
	2014	2013
	(in thousands)
Deferred financing costs	$37,807	$44,706
Field equipment inventory	5,713	9,682
Other	211	209

Other noncurrent assets	$43,731	$54,597